AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Principal Amount†	Value
Corporate Bonds and Notes - 60.8%
Financials - 22.5%
Ally Financial, Inc.
4.125%, 02/13/22	$7,915,000	$7,615,734
8.000%, 11/01/31	1,267,000	1,468,073

Alta Wind Holdings LLC 7.000%, 06/30/35[1]	4,642,717	5,430,129
American International Group, Inc. 4.875%, 06/01/22	560,000	574,791
Banco Santander, S.A. (Spain) 5.179%, 11/19/25	17,200,000	18,200,833
Bank of America Corp. (3 month LIBOR + 1.040%) 3.419%, 12/20/28[2]	12,410,000	12,801,387
Brighthouse Financial Inc. 4.700%, 06/22/47	890,000	693,952
Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)
3.875%, 02/08/22	9,090,000	9,388,472
3.950%, 11/09/22	2,190,000	2,210,602

Equifax, Inc. 7.000%, 07/01/37	4,421,000	5,070,964
The Goldman Sachs Group, Inc. 6.750%, 10/01/37	9,880,000	13,078,793
iStar, Inc. 3.125%, 09/15/22[3]	2,055,000	2,011,556
Jefferies Group LLC 5.125%, 01/20/23	8,800,000	8,959,522
JPMorgan Chase & Co. 4.125%, 12/15/26	11,005,000	11,834,949
Lloyds Banking Group PLC (United Kingdom) 4.582%, 12/10/25	20,972,000	21,212,380
Marsh & McLennan Cos., Inc. 5.875%, 08/01/33	8,295,000	10,553,695
MBIA Insurance Corp. 13.091%, 01/15/33[1,2]	525,000	278,250
Morgan Stanley
3.950%, 04/23/27	17,265,000	18,182,461
GMTN, 4.350%, 09/08/26	5,000,000	5,296,355
MTN, 6.250%, 08/09/26	11,000,000	13,353,654

National Life Insurance Co. 10.500%, 09/15/39[1]	5,000,000	8,896,904
Navient Corp.
5.000%, 03/15/27	155,000	133,253
5.500%, 01/25/23	14,070,000	13,225,800
5.625%, 08/01/33	1,160,000	855,152
5.875%, 10/25/24	895,000	823,400
6.750%, 06/15/26	1,105,000	1,016,600

Old Republic International Corp. 4.875%, 10/01/24	4,915,000	5,190,512
Prudential Financial, Inc. 3.700%, 03/13/51[4]	1,685,000	1,536,061
	Principal Amount†	Value

Quicken Loans, Inc.
5.250%, 01/15/28[1]	$2,080,000	$2,033,824
5.750%, 05/01/25[1]	1,815,000	1,805,925

Royal Bank of Scotland Group PLC (United Kingdom) 6.125%, 12/15/22	4,650,000	4,803,205
Societe Generale, S.A. (France)
4.750%, 11/24/25[1]	11,000,000	10,978,348
5.200%, 04/15/21[1]	7,000,000	7,143,484

Springleaf Finance Corp. 8.250%, 10/01/23	8,015,000	8,015,000
Weyerhaeuser Co. 6.875%, 12/15/33	12,890,000	15,092,597

Total Financials		249,766,617
Industrials - 36.1%
America Movil SAB de CV (Mexico) 6.450%, 12/05/22	169,300,000 MXN	6,679,294
American Airlines 2016-2 Class B Pass Through Trust 4.375%, 06/15/24[1]	18,250,000	16,162,423
American Airlines 2016-3 Class B Pass Through Trust 3.750%, 10/15/25	6,631,142	5,299,022
American Airlines 2017-1B Class B Pass Through Trust Series B 4.950%, 02/15/25	3,007,796	2,601,428
American Airlines 2017-2 Class B Pass Through Trust Series B 3.700%, 10/15/25	2,455,946	2,094,572
APL, Ltd. 8.000%, 01/15/24	250,000	100,000
Apple, Inc. 1.800%, 05/11/20[4]	18,480,000	18,493,457
ArcelorMittal, S.A. (Luxembourg)
6.750%, 03/01/41[2]	11,065,000	10,884,986
7.000%, 10/15/39[2]	6,604,000	6,714,223
AT&T, Inc.
3.400%, 05/15/25	13,530,000	14,073,898
4.300%, 02/15/30	14,685,000	15,769,945
The Boeing Co.
3.100%, 05/01/26	90,000	82,795
3.625%, 03/01/48	15,000	13,037
3.850%, 11/01/48	410,000	369,197
3.950%, 08/01/59	1,920,000	1,723,179

Booking Holdings, Inc. 0.900%, 09/15/21[3,4]	10,970,000	10,935,993
CenturyLink, Inc. Series S 6.450%, 06/15/21[4]	5,900,000	5,988,500

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount†	Value
Industrials - 36.1% (continued)
Chesapeake Energy Corp.
5.500%, 09/15/26[2,3]	$3,580,000	$161,100
8.000%, 06/15/27[4]	965,000	67,550

Continental Airlines, Inc. 2000-1 Class A-1 Pass Through Trust Series 00A1 8.048%, 11/01/20	14,509	13,482
Continental Airlines, Inc. 2007-1 Class A Pass Through Trust Series 071A 5.983%, 04/19/22	11,737,144	12,033,864
Continental Airlines, Inc. 2007-1 Class B Pass Through Trust Series 071B 6.903%, 04/19/22	738,367	716,262
Continental Resources, Inc.
3.800%, 06/01/24	2,025,000	1,041,657
4.500%, 04/15/23	385,000	213,815

Corning, Inc. 6.850%, 03/01/29	9,142,000	11,294,763
Cox Communications, Inc. 4.800%, 02/01/35[1]	3,369,000	3,656,485
Cummins, Inc. 5.650%, 03/01/98	6,460,000	7,725,582
Dell International LLC / EMC Corp.
6.020%, 06/15/26[1]	3,270,000	3,374,907
8.100%, 07/15/36[1]	3,110,000	3,573,433
8.350%, 07/15/46[1]	2,990,000	3,549,891

Delta Air Lines, Inc. Series 071B 8.021%, 08/10/22	2,238,070	2,293,112
Dillard's, Inc. 7.000%, 12/01/28	225,000	209,833
DISH Network Corp. 3.375%, 08/15/26[3]	1,155,000	937,688
Embraer Netherlands Finance BV (Netherlands) 5.400%, 02/01/27	2,325,000	2,048,348
Enable Midstream Partners, LP 5.000%, 05/15/44[2]	2,725,000	1,158,042
Enbridge Energy Partners, LP 7.375%, 10/15/45	1,870,000	2,056,184
Energy Transfer Partners, LP/Regency Energy Finance Corp. 4.500%, 11/01/23	700,000	629,383
EnLink Midstream Partners, LP 4.150%, 06/01/25	6,145,000	2,978,482
Enterprise Products Operating LLC 4.050%, 02/15/22	2,219,000	2,192,358
ERAC USA Finance LLC 7.000%, 10/15/37[1]	12,000,000	15,257,362
	Principal Amount†	Value

Ford Motor Co. 6.375%, 02/01/29	$1,990,000	$1,393,000
Ford Motor Credit Co. LLC, GMTN 4.389%, 01/08/26	28,075,000	24,565,625
General Motors Co. 5.200%, 04/01/45[4]	3,360,000	2,660,433
General Motors Financial Co., Inc. 5.250%, 03/01/26[4]	9,680,000	8,536,959
Georgia-Pacific LLC 5.400%, 11/01/20[1]	5,175,000	5,224,457
HCA, Inc.
4.500%, 02/15/27	3,040,000	3,127,730
7.500%, 11/06/33	75,000	75,000

Hewlett Packard Enterprise Co. 6.350%, 10/15/45[2]	2,243,000	2,661,853
International Business Machines Corp. 1.625%, 05/15/20	5,980,000	5,976,498
Kinder Morgan Energy Partners, LP
3.500%, 09/01/23	6,685,000	6,617,565
4.150%, 03/01/22	5,620,000	5,510,511
5.800%, 03/01/21	4,320,000	4,349,353

KLA Corp. 5.650%, 11/01/34	4,590,000	5,309,860
Marks & Spencer PLC (United Kingdom) 7.125%, 12/01/37[1]	4,725,000	4,571,996
Masco Corp.
6.500%, 08/15/32	254,000	296,629
7.750%, 08/01/29	499,000	613,059

Noble Energy, Inc. 3.900%, 11/15/24[4]	3,670,000	3,026,990
Nuance Communications, Inc.
1.000%, 12/15/35[3]	2,060,000	1,966,013
1.250%, 04/01/25[3]	1,360,000	1,464,435
1.500%, 11/01/35[3]	40,000	42,152
ONEOK Partners, LP
4.900%, 03/15/25	13,736,000	12,008,641
6.200%, 09/15/43	245,000	218,767

Owens Corning 7.000%, 12/01/36	2,715,000	3,086,991
PulteGroup, Inc.
6.000%, 02/15/35	8,860,000	8,926,450
6.375%, 05/15/33	5,135,000	5,189,945

Qwest Corp. 7.250%, 09/15/25[4]	990,000	1,005,677
Reliance Holding USA, Inc. 5.400%, 02/14/22[1]	3,250,000	3,306,418
Samsung Electronics Co., Ltd. (South Korea) 7.700%, 10/01/27[1]	1,760,000	1,948,171
Sealed Air Corp. 5.500%, 09/15/25[1]	1,580,000	1,599,766
SM Energy Co. 6.625%, 01/15/27[4]	2,155,000	627,245

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount†	Value
Industrials - 36.1% (continued)
Telecom Italia Capital, S.A. (Luxembourg)
6.000%, 09/30/34	$4,665,000	$4,618,350
6.375%, 11/15/33	3,530,000	3,582,950

Telefonica Emisiones SAU (Spain) 4.570%, 04/27/23	900,000	923,429
Time Warner Cable LLC 5.500%, 09/01/41	805,000	840,886
The Toro Co. 6.625%, 05/01/37	6,810,000	8,692,574
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	15,140,000	17,237,443
UAL 2007-1 Pass Through Trust Series 071A 6.636%, 07/02/22	7,250,236	6,635,272
United Airlines 2016-2 Class B Pass Through Trust Series 16-2 3.650%, 10/07/25	1,949,111	1,640,585
United States Steel Corp. 6.650%, 06/01/37[4]	2,685,000	1,616,907
US Airways 2011-1 Class A Pass Through Series A 7.125%, 10/22/23	1,893,105	2,045,646
Vale Overseas, Ltd. (Brazil) 6.875%, 11/21/36	1,759,000	1,953,387
Verizon Communications, Inc. 3.500%, 11/01/24	27,900,000	29,682,573
WestRock MWV LLC 7.550%, 03/01/47	970,000	1,242,774

Total Industrials		401,790,497
Utilities - 2.2%
DCP Midstream Operating, LP 6.450%, 11/03/36[1]	870,000	417,339
Edison International 4.950%, 04/15/25	460,000	458,937
Empresa Nacional de Electricidad S.A. (Cayman Islands) 7.875%, 02/01/27	2,900,000	2,957,978
Enel Finance International, N.V. (Netherlands) 6.000%, 10/07/39[1]	11,152,000	12,004,434
Enterprise Products Operating LLC 3.900%, 02/15/24	6,400,000	6,541,923
Tenaga Nasional Bhd (Malaysia) 7.500%, 11/01/25[1]	2,000,000	2,511,953

Total Utilities		24,892,564

Total Corporate Bonds and Notes (Cost $652,709,387)		676,449,678
	Principal Amount†	Value

Asset-Backed Security - 0.7%
FAN Engine Securitization, Ltd. (Ireland) Series 2013-1A, Class 1A 4.625%, 10/15/43[1]	$8,351,435	$8,063,478

Total Asset-Backed Security (Cost $8,263,338)		8,063,478
Mortgage-Backed Securities - 0.1%
Commercial Mortgage Trust Series 2014-UBS4, Class A2 2.963%, 08/10/47	91,095	91,141
WFRBS Commercial Mortgage Trust Series 2011-C3, Class D 5.681%, 03/15/44[1,2]	435,000	346,504

Total Mortgage-Backed Securities (Cost $492,102)		437,645
Municipal Bonds - 1.2%
Illinois State 5.100%, 06/01/33	1,070,000	1,062,114
Michigan Tobacco Settlement Finance Authority 7.309%, 06/01/34	1,950,000	1,927,751
Virginia Tobacco Settlement Financing Corp. 6.706%, 06/01/46	11,510,000	9,943,834

Total Municipal Bonds (Cost $13,928,829)		12,933,699
U.S. Government and Agency Obligations - 23.7%
Fannie Mae - 0.1%
FNMA,
3.000%, 07/01/27	1,020,935	1,070,179
6.000%, 07/01/29	739	832

Total Fannie Mae		1,071,011
Freddie Mac - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	14,236	15,433
U.S. Treasury Obligations - 23.6%
U.S. Treasury Bonds,
3.000%, 08/15/48	21,295,000	29,580,086
U.S. Treasury Notes,
1.500%, 09/30/21 to 11/30/21[4]	228,545,000	233,188,502

Total U.S. Treasury Obligations		262,768,588

Total U.S. Government and Agency Obligations (Cost $248,931,639)		263,855,032
Foreign Government Obligations - 4.2%
Brazilian Government International Bonds
8.500%, 01/05/24	6,650,000 BRL	1,241,412
10.250%, 01/10/28	5,750,000 BRL	1,087,411

Canadian When Issued Government Bond Series 0001 0.750%, 09/01/20	15,225,000 CAD	10,834,925

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount†	Value

Foreign Government Obligations - 4.2% (continued)

European Investment Bank Bonds 0.000%, 03/10/21[5]	5,000,000 AUD	$3,047,113
Mexican Bonos
Series M 7.750%, 05/29/31	49,000,000 MXN	2,117,870
Series M 8.000%, 12/07/23	122,500,000 MXN	5,414,786
Series M 20 10.000%, 12/05/24	461,500,000 MXN	21,982,166

Norway Government Bond Series 474 3.750%, 05/25/21[1]	13,210,000 NOK	1,320,645

Total Foreign Government Obligations (Cost $79,019,324)		47,046,328

	Shares
Common Stocks - 1.8%
Communication Services - 0.8%
AT&T, Inc.	314,704	9,173,622
Health Care - 0.5%
Bristol-Myers Squibb Co.	91,569	5,104,056
Information Technology - 0.5%
Corning, Inc. [4]	297,381	6,108,206

Total Common Stocks (Cost $21,899,963)		20,385,884
Preferred Stocks - 1.0%
Financials - 1.0%
Bank of America Corp., 7.25% [3]	7,808	9,885,084
Navient Corp., 6.00%	41,250	713,625

Total Financials		10,598,709
Utilities - 0.0%#
Wisconsin Electric Power Co., 3.60%	3,946	349,221

Total Preferred Stocks (Cost $8,303,211)		10,947,930

	Principal Amount
Short-Term Investments - 6.0%
Joint Repurchase Agreements - 0.4%[6]
Bank of America Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $193,544 (collateralized by various U.S. Treasuries, 0.000% - 2.000%, 05/31/24 - 09/09/49, totaling $197,415)	$193,544	193,544
MUFG Securities America, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations, 2.269% - 6.000%, 03/01/27 - 03/01/50, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 11.000%, 04/15/20 - 01/01/59, totaling $1,020,000)	$1,000,000	$1,000,000
HSBC Securities USA, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations, 2.500% - 8.000%, 02/01/30 - 03/01/56, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.125%, 07/15/20 - 02/20/50, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		4,193,544
U.S. Government Obligations - 5.0%
U.S. Treasury Bills, 1.415%, 05/28/20[7]	40,000,000	39,910,673
U.S. Treasury Bills, 1.519%, 08/20/20[4,7]	5,000,000	4,998,286
U.S. Treasury Bills, 1.528%, 07/30/20[4,7]	10,000,000	9,997,075

Total U.S. Government Obligations		54,906,034

	Shares
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[8]	2,313,237	2,313,237
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[8]	2,313,238	2,313,238
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[8]	2,383,337	2,383,337

Total Other Investment Companies		7,009,812

Total Short-Term Investments (Cost $66,033,974)		66,109,390
Total Investments - 99.5% (Cost $1,099,581,767)		1,106,229,064
Other Assets, less Liabilities - 0.5%		6,083,639
Net Assets - 100.0%		$1,112,312,703

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $123,456,526 or 11.1% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[3]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at March 31, 2020, amounted to $27,404,021 or 2.5% of net assets.
[4]	Some of these securities, amounting to $46,295,480 or 4.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations and U.S. Government Agency Obligations. See below for more information.
[5]	Zero Coupon Bond.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[7]	Represents yield to maturity at March 31, 2020.
[8]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
NOK	Norwegian Krone
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$676,449,678	—	$676,449,678
Asset-Backed Security	—	8,063,478	—	8,063,478
Mortgage-Backed Securities	—	437,645	—	437,645
Municipal Bonds	—	12,933,699	—	12,933,699
U.S. Government and Agency Obligations†	—	263,855,032	—	263,855,032
Foreign Government Obligations	—	47,046,328	—	47,046,328
Common Stocks††	$20,385,884	—	—	20,385,884
Preferred Stocks††	10,947,930	—	—	10,947,930
Short-Term Investments
Joint Repurchase Agreements	—	4,193,544	—	4,193,544
U.S. Government Obligations	—	54,906,034	—	54,906,034
Other Investment Companies	7,009,812	—	—	7,009,812
Total Investments in Securities	$38,343,626	$1,067,885,438	—	$1,106,229,064

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
††	All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2020, was as follows:
Country	% of Long-Term Investments
Brazil	0.4
Canada	1.0
Cayman Islands	0.3
France	1.8
Ireland	0.8
Luxembourg	2.8
Malaysia	0.2
Mexico	3.5
Netherlands	2.5
Norway	0.1
South Korea	0.2
Spain	1.8
United Kingdom	2.9
United States	81.7
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$46,295,480	$4,193,544	$43,469,271	$47,662,815
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Government Obligations	0.000%-10.500%	04/15/20-12/20/69
U.S. Treasury Obligations	0.000%-6.875%	04/30/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.